4. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 23,474	$ 23,304
Other	277	209
Deferred tax liabilities:
Intangible assets and other		0
Gross	23,751	23,512
Valuation allowance	(23,751)	(23,512)
Net	$ 0	$ 0